Reportable Segments - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 06, 2018	Jun. 30, 2019	Jun. 06, 2018	Jun. 30, 2019	Dec. 31, 2018
Long-lived asset, Total			$ 354,034		$ 354,034	$ 328,727
MENA [Member]
Long-lived asset, Total			346,382		346,382	319,552
Rest of World [Member]
Long-lived asset, Total			7,652		7,652	$ 9,175
Successor [Member]
Revenue from operations, Total	$ 44,986		159,899		311,603
Successor [Member] | MENA [Member]
Revenue from operations, Total	44,573		158,082		307,627
Successor [Member] | Rest of World [Member]
Revenue from operations, Total	$ 413		$ 1,817		$ 3,976
Predecessor [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total		$ 60,185		$ 137,027
Predecessor [Member] | MENA [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total		59,294		134,479
Predecessor [Member] | Rest of World [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total		$ 891		$ 2,548